Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000024664
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 12,356	$ 12,009	$ 11,007	$ 10,984	$ 12,410	$ 11,860	$ 10,840	$ 10,224	$ 10,074	$ 9,996	$ 9,552
C000024665
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Account Value	$ 12,197	11,854	10,865	10,916	12,429	11,970	11,022	10,476	10,396	10,389	10,000
C000024666
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 13,263	12,859	11,763	11,707	13,195	12,583	11,467	10,788	10,595	10,487	10,000
C000233371
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 13,289	12,871	11,776	11,707	13,195	12,583	11,467	10,788	10,595	10,487	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,998	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,998	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,998	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,998	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000
FEDERATED INDEX: Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Account Value	$ 13,446	12,955	11,799	11,654	13,179	12,529	11,381	10,624	10,581	10,658	10,000
FEDERATED INDEX: Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Account Value	$ 13,446	12,955	11,799	11,654	13,179	12,529	11,381	10,624	10,581	10,658	10,000
FEDERATED INDEX: Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Account Value	$ 13,446	12,955	11,799	11,654	13,179	12,529	11,381	10,624	10,581	10,658	10,000
FEDERATED INDEX: Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities (TIPS) Index
Account Value	$ 13,446	$ 12,955	$ 11,799	$ 11,654	$ 13,179	$ 12,529	$ 11,381	$ 10,624	$ 10,581	$ 10,658	$ 10,000